Related Party Transactions (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Amounts settled in cash or shares during the period
Other transactions with key management personnel	[1]	$ 142,347	$ 147,636	$ 230,673
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Amounts settled in cash or shares during the period
Other transactions with key management personnel	[1]	41,369	53,958	33,020
Services rendered by Grandlodge Capital Pty Ltd [Member]
Amounts settled in cash or shares during the period
Other transactions with key management personnel	[1]	$ 100,978	$ 93,678	$ 197,653

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.